Information on geographical areas - Summary of additional information by country (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) eMPLOYEE	Dec. 31, 2023 EUR (€) eMPLOYEE	Dec. 31, 2022 EUR (€) eMPLOYEE
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	61,121	59,434	57,569
Total income	€ 21,087.0	€ 18,121.0	€ 30,418.0
Total assets	1,023,856.0	980,299.0	976,834.0
Result before taxation	7,772.0	6,037.0	17,358.0
Taxation	2,181.0	1,662.0	5,130.0
Tax paid	€ 2,754.0	€ 2,700.0	€ 1,474.0
Netherlands
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	14,821	14,449	14,488
Total income	€ 5,201.0	€ 5,171.0	€ 8,831.0
Total assets	301,955.0	294,485.0	310,912.0
Result before taxation	1,408.0	1,445.0	4,874.0
Taxation	519.0	461.0	1,399.0
Tax paid	€ 589.0	€ 601.0	€ 376.0
Belgium
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	5,994	6,392	6,582
Total income	€ 2,767.0	€ 1,917.0	€ 4,365.0
Total assets	136,765.0	128,391.0	128,323.0
Result before taxation	759.0	(119.0)	2,297.0
Taxation	198.0	7.0	584.0
Tax paid	€ 272.0	€ 169.0	€ 152.0
Luxembourg
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	887	939	927
Total income	€ 469.0	€ 587.0	€ 503.0
Total assets	13,961.0	14,435.0	18,415.0
Result before taxation	192.0	328.0	262.0
Taxation	48.0	84.0	66.0
Tax paid	€ 116.0	€ 40.0	€ 37.0
Germany
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	5,460	5,499	5,573
Total income	€ 2,582.0	€ 1,244.0	€ 8,573.0
Total assets	174,500.0	171,899.0	167,516.0
Result before taxation	853.0	(221.0)	6,798.0
Taxation	280.0	(55.0)	2,176.0
Tax paid	€ 663.0	€ 904.0	€ 189.0
Poland
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	11,575	11,677	11,130
Total income	€ 2,620.0	€ 2,350.0	€ 1,652.0
Total assets	56,090.0	52,134.0	45,598.0
Result before taxation	1,313.0	1,236.0	544.0
Taxation	280.0	286.0	143.0
Tax paid	€ 231.0	€ 136.0	€ (23.0)
Spain
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1,692	1,576	1,439
Total income	€ 1,224.0	€ 1,156.0	€ 899.0
Total assets	35,917.0	33,092.0	32,277.0
Result before taxation	549.0	533.0	321.0
Taxation	174.0	125.0	105.0
Tax paid	€ 185.0	€ 114.0	€ 101.0
Italy
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1,235	1,190	1,118
Total income	€ 513.0	€ 433.0	€ 345.0
Total assets	16,444.0	14,832.0	14,152.0
Result before taxation	119.0	128.0	63.0
Taxation	38.0	54.0	22.0
Tax paid	€ 16.0	€ 19.0	€ 2.0
Romania
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	4,282	3,971	3,580
Total income	€ 749.0	€ 690.0	€ 584.0
Total assets	12,937.0	11,496.0	10,555.0
Result before taxation	401.0	396.0	324.0
Taxation	67.0	61.0	51.0
Tax paid	€ 76.0	€ 55.0	€ 67.0
Türkiye
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	2,795	2,973	3,076
Total income	€ 142.0	€ 14.0	€ 64.0
Total assets	4,897.0	4,770.0	5,400.0
Result before taxation	(110.0)	(232.0)	(143.0)
Taxation	18.0	(20.0)	65.0
Tax paid	€ 5.0	€ 29.0	€ 79.0
United Kingdom
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	741	722	692
Total income	€ 811.0	€ 758.0	€ 693.0
Total assets	59,615.0	50,572.0	46,066.0
Result before taxation	249.0	510.0	286.0
Taxation	52.0	131.0	81.0
Tax paid	€ 70.0	€ 101.0	€ 58.0
Switzerland
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	300	292	277
Total income	€ 228.0	€ 248.0	€ 290.0
Total assets	9,086.0	8,501.0	9,513.0
Result before taxation	104.0	137.0	182.0
Taxation	16.0	19.0	25.0
Tax paid	€ 29.0	€ 52.0	€ 45.0
France
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	194	194	600
Total income	€ 214.0	€ 221.0	€ 557.0
Total assets	7,928.0	8,458.0	9,086.0
Result before taxation	(23.0)	91.0	228.0
Taxation	(3.0)	25.0	60.0
Tax paid	9.0	7.0	22.0
Public subsidies amount received	€ 0.1	€ 0.2	€ 0.1
Ireland
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	119	82	72
Total income	€ 135.0	€ 83.0	€ 66.0
Total assets	3,593.0	3,907.0	2,773.0
Result before taxation	102.0	71.0	28.0
Taxation	15.0	9.0	3.0
Tax paid	€ 12.0	€ 8.0	€ 6.0
Czech Republic
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	122	134	137
Total income	€ 77.0	€ 76.0	€ 78.0
Total assets	3,382.0	3,191.0	3,192.0
Result before taxation	37.0	33.0	38.0
Taxation	8.0	6.0	6.0
Tax paid	€ 4.0	€ 10.0	€ 13.0
Hungary
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	128	127	120
Total income	€ 63.0	€ 85.0	€ 82.0
Total assets	2,179.0	1,893.0	1,993.0
Result before taxation	6.0	35.0	38.0
Taxation	3.0	7.0	5.0
Tax paid	€ 9.0	€ 9.0	€ 2.0
Russia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	236	259	272
Total income	€ 139.0	€ 136.0	€ 246.0
Total assets	764.0	925.0	2,783.0
Result before taxation	99.0	151.0	128.0
Taxation	19.0	31.0	9.0
Tax paid	€ 21.0	€ 20.0	€ 21.0
Slovakia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1,489	1,347	1,129
Total income	€ 22.0	€ 20.0	€ 15.0
Total assets	612.0	618.0	391.0
Result before taxation	8.0	11.0	(1.0)
Taxation	3.0	2.0	1.0
Tax paid	€ 4.0	€ 2.0	€ 0.0
Portugal
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	11	10	11
Total income	€ 23.0	€ 17.0	€ 15.0
Total assets	815.0	620.0	689.0
Result before taxation	18.0	12.0	9.0
Taxation	4.0	3.0	3.0
Tax paid	€ 4.0	€ 2.0	€ 2.0
Ukraine
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	92	91	91
Total income	€ 45.0	€ 53.0	€ 45.0
Total assets	651.0	590.0	385.0
Result before taxation	29.0	44.0	9.0
Taxation	14.0	22.0	2.0
Tax paid	€ 25.0	€ 7.0	€ 2.0
Bulgaria
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	64	61	60
Total income	€ 27.0	€ 23.0	€ 15.0
Total assets	570.0	530.0	436.0
Result before taxation	13.0	11.0	1.0
Taxation	2.0	1.0	0.0
Tax paid	€ 2.0	€ 1.0	€ 0.0
Austria
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	20	17	17
Total income	€ 10.0	€ 9.0	€ 19.0
Total assets	394.0	383.0	261.0
Result before taxation	(2.0)	(4.0)	9.0
Taxation	0.0	(1.0)	2.0
Tax paid	€ 0.0	€ 1.0	€ 3.0
Australia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	1,994	1,820	1,556
Total income	€ 994.0	€ 1,033.0	€ 948.0
Total assets	53,895.0	52,734.0	52,728.0
Result before taxation	460.0	572.0	557.0
Taxation	142.0	174.0	172.0
Tax paid	€ 195.0	€ 185.0	€ 135.0
USA
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	659	603	586
Total income	€ 1,277.0	€ 1,124.0	€ 892.0
Total assets	65,197.0	66,143.0	65,024.0
Result before taxation	759.0	654.0	413.0
Taxation	195.0	185.0	115.0
Tax paid	€ 175.0	€ 183.0	€ 135.0
Singapore
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	572	576	565
Total income	€ 474.0	€ 354.0	€ 354.0
Total assets	34,593.0	26,816.0	25,701.0
Result before taxation	333.0	172.0	105.0
Taxation	44.0	24.0	14.0
Tax paid	€ 24.0	€ 13.0	€ 21.0
Japan
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	32	32	31
Total income	€ 42.0	€ 40.0	€ 30.0
Total assets	9,570.0	14,267.0	5,128.0
Result before taxation	25.0	17.0	20.0
Taxation	5.0	7.0	7.0
Tax paid	€ 4.0	€ 10.0	€ (1.0)
South Korea
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	86	86	78
Total income	€ 86.0	€ 92.0	€ 86.0
Total assets	8,050.0	6,167.0	7,989.0
Result before taxation	32.0	39.0	47.0
Taxation	7.0	9.0	12.0
Tax paid	€ 7.0	€ 24.0	€ 7.0
Hong Kong
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	100	104	103
Total income	€ 76.0	€ 101.0	€ 82.0
Total assets	3,512.0	4,378.0	4,343.0
Result before taxation	24.0	(18.0)	(33.0)
Taxation	4.0	(2.0)	(5.0)
Tax paid	€ 0.0	€ 0.0	€ 0.0
Taiwan
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	37	37	35
Total income	€ 27.0	€ 39.0	€ 33.0
Total assets	3,507.0	2,597.0	3,578.0
Result before taxation	4.0	0.0	(16.0)
Taxation	1.0	1.0	(5.0)
Tax paid	€ 3.0	€ 0.0	€ 4.0
China
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	78	78	76
Total income	€ 29.0	€ 18.0	€ 30.0
Total assets	1,935.0	998.0	1,181.0
Result before taxation	(5.0)	(12.0)	4.0
Taxation	(1.0)	2.0	5.0
Tax paid	€ 0.0	€ (9.0)	€ 13.0
Philippines
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	5,290	4,079	3,098
Total income	€ 16.0	€ 10.0	€ 10.0
Total assets	477.0	403.0	381.0
Result before taxation	14.0	1.0	(39.0)
Taxation	3.0	2.0	8.0
Tax paid	€ 3.0	€ 2.0	€ 2.0
United Arab Emirates
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	12	11	10
Total income	€ 0.0	€ (2.0)	€ (1.0)
Total assets	1.0	1.0	1.0
Result before taxation	0.0	(3.0)	(1.0)
Taxation	0.0	0.0	0.0
Tax paid	€ 0.0	€ 0.0	€ 0.0
Sri Lanka
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	5	4	4
Total income	€ 0.0	€ 0.0	€ 0.0
Total assets	0.0	0.0	0.0
Result before taxation	0.0	0.0	0.0
Taxation	0.0	0.0	0.0
Tax paid	€ 0.0	€ 0.0	€ 0.0
Brazil
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	0	2	30
Total income	€ 4.0	€ 18.0	€ 17.0
Total assets	63.0	73.0	57.0
Result before taxation	3.0	17.0	9.0
Taxation	25.0	0.0	1.0
Tax paid	€ 1.0	€ 4.0	€ 5.0
Mexico
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE	0	0	6
Total income	€ 0.0	€ 0.0	€ 0.0
Total assets	0.0	0.0	1.0
Result before taxation	0.0	0.0	(2.0)
Taxation	0.0	0.0	0.0
Tax paid		€ 0.0	€ 0.0
Canada
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE		0	0
Total income		€ 0.0	€ 0.0
Total assets		0.0	0.0
Result before taxation		0.0	0.0
Taxation		0.0	0.0
Tax paid		€ 0.0	€ 0.0
Macau
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE			0
Total income			€ 0.0
Total assets			0.0
Result before taxation			0.0
Taxation			0.0
Tax paid			€ 0.0
Indonesia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE			0
Total income			€ 0.0
Total assets			0.0
Result before taxation			0.0
Taxation			0.0
Tax paid			€ 0.0
Malaysia
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE			0
Total income			€ 0.0
Total assets			1.0
Result before taxation			0.0
Taxation			0.0
Tax paid			€ 0.0
Mauritius
Disclosure of geographical areas [line items]
Average number of employees at full time equivalent basis | eMPLOYEE			0
Total income			€ 0.0
Total assets			0.0
Result before taxation			0.0
Taxation			0.0
Tax paid			€ 0.0